Loans and advances to clients (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets Considered To Be Impaired [Abstract]
With no Past-Due Balances or Less than 3 Months Past Due	R$ 11,729,920	R$ 12,000,867	R$ 10,844,831
With Balances Past Due by
3 to 6 Months	3,961,042	3,473,591	4,123,796
6 to 12 Months	5,721,762	4,929,099	3,791,805
12 to 18 Months	985,476	1,144,035	271,965
18 to 24 Months	523,441	325,701	20,825
More than 24 Months	504,435	552,508	91,773
Total	23,426,076	22,425,801	19,144,995
Debt Sector
Commercial and industrial	10,072,655	11,832,302	11,993,953
Real estate - Construction	826,863	1,035,352	781,886
Installment loans to individuals	12,497,179	9,499,148	6,304,134
Lease financing	29,379	58,999	65,022
Total	R$ 23,426,076	R$ 22,425,801	R$ 19,144,995